Segment reporting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue	$ 229,038	[1]	$ 232,371	[2]
Production cost of sales	(135,192)		(115,180)
Depletion of mineral property	(15,122)		(16,787)
Depreciation and amortization of property, plant and equipment	(20,962)		(14,622)
Cost of sales	(171,276)		(146,589)
Gross profit from mining operations	57,762		85,782
Income (loss) from operations	28,506		58,312
Interest expense and other finance costs	(5,078)		(3,634)
Other income (expense)	(507)		(1,288)
Foreign currency exchange loss	(976)		(1,210)
Income (loss) before income tax	21,945		52,180
Income tax expense	(12,528)		(26,340)
Net income (loss) from operations	9,417		25,840
Total assets	411,447		356,441
Non-current assets	307,147		284,943
Total liabilities	199,428		152,836
Operating segment | Peru
Disclosure of operating segments [line items]
Total assets	241,839		209,159
Non-current assets	175,244		163,222
Total liabilities	137,146		124,020
Operating segment | Mexico
Disclosure of operating segments [line items]
Total assets	162,657		145,775
Non-current assets	131,810		121,654
Total liabilities	31,130		27,607
Operating segment | CANADA
Disclosure of operating segments [line items]
Total assets	6,951		1,507
Non-current assets	91		67
Total liabilities	31,152		1,209
Operating segment | Yauricocha Mine | Peru
Disclosure of operating segments [line items]
Revenue	155,983	[1]	168,657	[2]
Production cost of sales	(79,339)		(74,731)
Depletion of mineral property	(10,631)		(13,229)
Depreciation and amortization of property, plant and equipment	(10,346)		(4,626)
Cost of sales	(100,316)		(92,586)
Gross profit from mining operations	55,667		76,071
Income (loss) from operations	39,879		60,640
Interest expense and other finance costs	(4,624)		(2,637)
Other income (expense)	(637)		1,029
Foreign currency exchange loss	(170)		(26)
Income (loss) before income tax	34,448		59,006
Income tax expense	(14,297)		(24,068)
Net income (loss) from operations	20,151		34,938
Operating segment | Bolivar Mine | Mexico
Disclosure of operating segments [line items]
Revenue	60,402	[1]	52,451	[2]
Production cost of sales	(45,491)		(33,168)
Depletion of mineral property	(2,177)		(2,918)
Depreciation and amortization of property, plant and equipment	(8,147)		(8,197)
Cost of sales	(55,815)		(44,283)
Gross profit from mining operations	4,587		8,168
Income (loss) from operations	(4,918)		1,836
Interest expense and other finance costs	(34)
Other income (expense)	105		(1,967)
Foreign currency exchange loss	(21)		(1,694)
Income (loss) before income tax	(4,868)		(1,825)
Income tax expense	1,450		(1,768)
Net income (loss) from operations	(3,418)		(3,593)
Operating segment | Cusi Mine | Mexico
Disclosure of operating segments [line items]
Revenue	12,653	[1]	11,263	[2]
Production cost of sales	(10,362)		(7,281)
Depletion of mineral property	(2,314)		(640)
Depreciation and amortization of property, plant and equipment	(2,469)		(1,799)
Cost of sales	(15,145)		(9,720)
Gross profit from mining operations	(2,492)		1,543
Income (loss) from operations	(1,079)		919
Interest expense and other finance costs	(8)		(997)
Other income (expense)	25		(347)
Foreign currency exchange loss	(5)		(299)
Income (loss) before income tax	(1,067)		(724)
Income tax expense	319		(504)
Net income (loss) from operations	(748)		(1,228)
Corporate | CANADA
Disclosure of operating segments [line items]
Revenue		[1]		[2]
Production cost of sales
Depletion of mineral property
Depreciation and amortization of property, plant and equipment
Cost of sales
Gross profit from mining operations
Income (loss) from operations	(5,376)		(5,083)
Interest expense and other finance costs	(412)
Other income (expense)			(3)
Foreign currency exchange loss	(780)		809
Income (loss) before income tax	(6,568)		(4,277)
Income tax expense
Net income (loss) from operations	$ (6,568)		$ (4,277)

[1]	Includes provisional pricing adjustments of: $216 for Bolivar
[2]	Includes provisional pricing adjustments of: $1,289 for Yauricocha, $(190) for Bolivar, and $(45) for Cusi.